SEGMENT INFORMATION (10K) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net revenues	$ 26,116,000	$ 30,272,000	$ 137,689,000	$ 164,830,000
Operating costs and expenses	(32,291,000)	(35,122,000)	(145,645,000)	(182,271,000)
Depreciation and amortization	(1,165,000)	(1,523,000)	(5,694,000)	(6,174,000)
Goodwill impairment			(981,000)	0
Share in ACL earnings	250,000	305,000	2,580,000	3,296,000
Segment contribution	(7,090,000)	(6,068,000)	(12,051,000)	(20,319,000)
Negative gross margin	(3,100,000)		(3,100,000)
Additional operating costs and expenses for wholesale segment				11,500,000
Operating costs and expenses for early termination				4,600,000
Increased reserves for inventory and content impairments				3,400,000
Integration costs from distributor				1,100,000
Costs entering into certain severance agreements			548,000	2,400,000
Capital expenditures			2,000,000
Capital expenditure accrued for in accounts payable			300,000
Total assets by segment [Abstract]
Assets	178,368,000		192,054,000	220,270,000
Total long-lived assets			152,341,000	174,156,000
Reconciliation of total segment contribution to income (loss) before provision for income taxes [Abstract]
Total segment loss	(7,090,000)	(6,068,000)	(12,051,000)	(20,319,000)
Interest expense, net	(2,943,000)	(2,018,000)	(9,459,000)	(8,279,000)
Change in fair value of stock warrants	497,000	(1,800,000)	3,522,000	201,000
Loss on extinguishment of debt			(1,457,000)	0
Other expense	(776,000)	123,000	(1,356,000)	(479,000)
LOSS BEFORE PROVISION FOR INCOME TAXES	(10,312,000)	(9,763,000)	(20,801,000)	(28,876,000)
Wholesale [Member]
Segment Reporting Information [Line Items]
Goodwill impairment			0
Direct to Consumer [Member]
Segment Reporting Information [Line Items]
Goodwill impairment			(981,000)
Reportable Segments [Member] | IP Licensing [Member]
Segment Reporting Information [Line Items]
Net revenues	458,000	13,000	8,752,000	8,019,000
Operating costs and expenses	(487,000)	(183,000)	(6,662,000)	(7,967,000)
Depreciation and amortization	(29,000)	(25,000)	(115,000)	(89,000)
Goodwill impairment			0
Share in ACL earnings	250,000	305,000	2,580,000	3,296,000
Segment contribution	192,000	110,000	4,555,000	3,259,000
Capital expenditures			(437,000)
Total assets by segment [Abstract]
Assets	24,820,000		30,197,000	36,127,000
Reportable Segments [Member] | Wholesale [Member]
Segment Reporting Information [Line Items]
Net revenues	17,987,000	21,350,000	91,379,000	115,397,000
Operating costs and expenses	(19,502,000)	(22,936,000)	(85,595,000)	(118,455,000)
Depreciation and amortization	(368,000)	(665,000)	(1,684,000)	(3,115,000)
Goodwill impairment			0
Share in ACL earnings	0	0	0	0
Segment contribution	(1,883,000)	(2,251,000)	4,100,000	(6,173,000)
Capital expenditures			(716,000)
Total assets by segment [Abstract]
Assets	140,141,000		140,935,000	160,968,000
Reportable Segments [Member] | Direct to Consumer [Member]
Segment Reporting Information [Line Items]
Net revenues	7,671,000	8,909,000	37,558,000	41,414,000
Operating costs and expenses	(9,275,000)	(9,376,000)	(41,413,000)	(44,762,000)
Depreciation and amortization	(670,000)	(790,000)	(3,415,000)	(2,931,000)
Goodwill impairment			(981,000)
Share in ACL earnings	0	0	0	0
Segment contribution	(2,274,000)	(1,257,000)	(8,251,000)	(6,279,000)
Capital expenditures			(437,000)
Total assets by segment [Abstract]
Assets	9,009,000		12,049,000	15,964,000
Corporate [Member]
Segment Reporting Information [Line Items]
Net revenues	0	0	0	0
Operating costs and expenses	(3,027,000)	(2,627,000)	(11,975,000)	(11,087,000)
Depreciation and amortization	(98,000)	(43,000)	(480,000)	(39,000)
Goodwill impairment			0
Share in ACL earnings	0	0	0	0
Segment contribution	(3,125,000)	$ (2,670,000)	(12,455,000)	(11,126,000)
Capital expenditures			(365,000)
Total assets by segment [Abstract]
Assets	$ 4,398,000		8,873,000	7,211,000
Reportable Geographical Components [Member] | United States [Member]
Segment Reporting Information [Line Items]
Net revenues			112,325,000	138,964,000
Total assets by segment [Abstract]
Total long-lived assets			111,445,000	127,260,000
Reportable Geographical Components [Member] | United Kingdom [Member]
Segment Reporting Information [Line Items]
Net revenues			23,501,000	24,103,000
Total assets by segment [Abstract]
Total long-lived assets			39,400,000	45,310,000
Reportable Geographical Components [Member] | Other [Member]
Segment Reporting Information [Line Items]
Net revenues			1,863,000	1,763,000
Total assets by segment [Abstract]
Total long-lived assets			$ 1,496,000	$ 1,586,000